VARIABLE INTEREST ENTITIES - Carrying Value of VIEs and Maximum Exposure (Details) - Variable Interest Entity, Not Primary Beneficiary - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Balance sheet
Equity investments	$ 4,575	$ 4,372
Off-balance sheet
Potential exposure to guarantees	170	171
Maximum exposure to loss	$ 4,745	$ 4,543